March 21, 2005

Mr. Derek B. Swanson
U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549
Mail Stop 0511

Re: Autostrada Motors, Inc., a Utah corporation (the "Company")
    Commission File No. 0-51075


Dear Mr. Swanson:

      I am writing this letter in response to your comment letter dated March 8, 2005, with respect to the Company's Amended Registration Statement on Form 10-SB/A2. The numbers in this letter correspond to the paragraph numbers of that comment letter dated March 8, 2005. Furthermore, I have indicated in bullet points where the changes may be found, and I have asterisked and numbered where those changes are located on the paper copy I mailed to you.

      1.  Page 9 & Page 20

      2.  Page 11-12 & Page 16-17

      We have also filed the "triple net one year lease" as Exhibit 10. Please see the Exhibit Index on Page 29.

      3.  Page 16

      4.  Page 3 & Page 16

      5.  Page 5-6, Page 7 & Page 18

      6.  Page 24-25

      7.  Page 29-30

      8.  Page 29-30

      9.  Page 26

      We are not a developmental stage company. Our financial statements for the period ended September 30, 2004 erroneously contained that reference, and it has been removed.

      Enclosed herewith please find a written statement from the Company which addresses your closing paragraph's concerns.

      Please contact me with any additional questions or comments you may have.

                                      Sincerely yours,

                                      /s/ Bradley C. Burningham

                                      Bradley C. Burningham

cc:   Autostrada Motors, Inc.